Segments - Summary of revenue generated for the respective countries (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segments
Net revenues	$ 133,217	$ 169,080	$ 307,702
PRC
Segments
Net revenues	109,726	140,211	254,874
Hong Kong
Segments
Net revenues	23,028	28,661	52,599
Others
Segments
Net revenues	$ 463	$ 208	$ 229